Share Based Compensation - Summary of Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	30,808,793
Weighted Average Remaining Contractual Life		4 years 2 months 15 days
Offshore Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance		224,295,105
Number of Options, Granted		200,923,883
Number of Options, Offshore Forfeited		(40,751,365)
Number of Options, Ending balance	384,467,623	384,467,623	224,295,105
Number of Options, Exercisable	104,626,808	104,626,808
Weighted Average Exercise Price per option, Beginning balance		$ 0.2160
Weighted Average Exercise Price per option, Granted		0.2767
Weighted Average Exercise Price per option, Forfeited		0.2793
Weighted Average Exercise Price per option, Ending balance	$ 0.2099	0.2099	$ 0.2160
Weighted Average Exercise Price per option, Exercisable	0.0746	0.0746
Weighted Average grant date fair value per option, Beginning balance		0.0496
Weighted Average grant date fair value per option, Granted		0.5092	0.05	$ 0.01
Weighted Average grant date fair value per option, Offshore Forfeited		0.2594
Weighted Average grant date fair value per option, Ending balance	$ 0.2676	0.2676	$ 0.0496
Weighted Average grant date fair value per option, Exercisable		$ 0.0510
Weighted Average Remaining Contractual Life		8 years 3 months 10 days	9 years 6 months 18 days
Weighted Average Remaining Contractual Life, Exercisable		5 years 6 months 29 days
Aggregate Intrinsic Value, Beginning balance			$ 20,468
Aggregate Intrinsic Value, Ending balance	$ 126,484	$ 126,484		$ 20,468
Aggregate Intrinsic Value, Exercisable	$ 48,593	$ 48,593